Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - Castcrown Ltd (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Property and equipment	$ 627		$ 1,352	$ 171
Intangible assets	15,553		266	76
Trade and other receivables	46,229		45,087	32,974
Cash and cash equivalents	91,378		142,802	84,557	$ 17,565	$ 3,073
Total assets	373,254		312,983	211,554
Liabilities
Trade and other payables	(18,989)		(26,573)	(17,214)
Tax liability	(3,661)		(814)	(306)
Long-term loans					$ (45)
Liabilities	(478,452)		(474,031)	$ (313,462)
Goodwill	$ (48,900)		$ (1,501)
Castcrown Ltd
ASSETS
Property and equipment		$ 4
Intangible assets		3,985
Trade and other receivables		344
Cash and cash equivalents		664
Loans receivable - current		121
Total assets		5,118
Liabilities
Trade and other payables		(558)
Tax liability		(213)
Long-term loans		(316)
Liabilities		(1,087)
Total identifiable net assets at fair value		4,031
Goodwill		(2,773)
Purchase consideration transferred		2,970
Derivative asset arising from call option		$ (3,745)